Other current liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other current liabilities
Trade payables	€ 7,628	€ 5,952
Payroll-related liabilities	2,370	1,923
Social tax payables	266	177
Other current liabilities	2
Total trade and other payables	10,266	8,052
Deferred income	1,461	801
Accrued charges	87
Total deferred income and accrued charges	1,548	801
Total other current liabilities	€ 11,814	€ 8,853